LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Components of Lease Expense
For the year ended December 31, 2023 and 2022, the components of the Company’s lease expense were as follows (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Operating Lease Cost	$6,077	$5,722
Short-term Lease Cost	130	143
Variable Lease Cost	320	319
Sublease Income	(76)	(183)

Total Lease Cost	$6,451	$6,001

Summary of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Weighted-average remaining lease term (in years)	6.55	7.53
Weighted average discount rate	5.80%	5.34%

	Year Ended December 31, 2023	Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	5,538	5,003

Summary of Future Undiscounted Cash Flows
Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheet as of December 31, 2023 were as follows (in thousands):

2024	$4,923
2025	4,089
2026	3,522
2027	2,439
2028	1,939
Thereafter	5,605

Total lease payments	$22,517
Less: imputed interest	(3,666)

Present value of lease liabilities	$18,851